CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Series A convertible preferred stock [Member]	Dec. 31, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Jun. 30, 2014 Series A-1 convertible preferred stock [Member]	Dec. 31, 2013 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Series A-1 convertible preferred stock [Member]	Jun. 30, 2014 Series A-2 convertible preferred stock [Member]	Dec. 31, 2013 Series A-2 convertible preferred stock [Member]	Dec. 31, 2012 Series A-2 convertible preferred stock [Member]	Jun. 30, 2014 Series B convertible preferred stock [Member]	Dec. 31, 2013 Series B convertible preferred stock [Member]
Accounts payable, related parties	$ 224,508	$ 109,740	$ 75,166
Accrued expenses and other current liabilities, related parties	12,500	50,942	48,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		9,788,813		2,879,000	2,879,000	2,879,000	3,461,538	3,461,538	3,461,538	3,448,275	3,448,275	3,448,275	2,211,187	2,211,187
Preferred stock, shares issued				2,766,926	2,766,926	2,766,926	2,047,207	2,047,207	2,047,207	1,833,798	1,833,798		948,823	0
Preferred stock, shares outstanding				2,766,926	2,766,926	2,766,926	2,047,207	2,047,207	2,047,207	1,833,798	1,833,798		948,823	0
Preferred stock, liquidation preference				$ 3,209,634	$ 3,209,634		$ 2,661,369	$ 2,661,369		$ 2,659,007	$ 2,659,007		$ 2,016,250
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	24,000,000	15,000,000	15,000,000
Common stock, shares issued	4,482,948	4,482,948	2,467,460
Common stock, shares outstanding	4,482,948	4,482,948	2,467,460